CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products	$ 122,439	$ 111,178	$ 92,208
Services	41,464	37,336	28,410
Total revenues	163,903	148,514	120,618
Cost of revenues:
Products	50,386	50,691	39,784
Services	25,362	20,743	17,221
Expense related to royalty buyout agreement with the Office of the Chief Scientist (Note 8)	12,875
Total cost of revenues	88,623	71,434	57,005
Gross profit	75,280	77,080	63,613
Operating expenses:
Research and development expenses, net (Note 2N)	34,998	39,703	29,498
Sales and marketing expenses	21,523	15,967	12,747
General and administrative expenses	6,835	8,511	4,457
Amortization of intangible assets (Note 3)	1,758	1,318
Total operating expenses	65,114	65,499	46,702
Operating income	10,166	11,581	16,911
Financing income, net	1,216	643	563
Income before tax on income	11,382	12,224	17,474
Income tax expenses (benefit)	1,738	(3,501)	(1,178)
Net income for the year	$ 9,644	$ 15,725	$ 18,652
Earnings per share:
Basic	$ 0.35	$ 0.58	$ 0.68
Diluted	$ 0.35	$ 0.57	$ 0.67
Shares used in calculation of earnings per share:
Basic	27,175	27,185	27,447
Diluted	27,503	27,510	27,807